Affiliated Companies And Other Equity-Method Investees (Summary Of Financial Information For Subsidiaries) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Subsidiary Or Equity Method Investee [Line Items]
Total assets	¥ 35,697,312		¥ 36,692,990
Total liabilities	33,308,175		34,601,354
Non-interest expenses	1,450,902		1,037,443		1,045,575
Net income attributable to the company	11,583		28,661		67,798
JAFCO, NRI And NLB [Member]
Subsidiary Or Equity Method Investee [Line Items]
Total assets	564,086	[1]	2,096,554
Total liabilities	200,020	[1]	1,521,653
Net revenues	161,209	[2]	590,985		526,350
Non-interest expenses	105,520	[2]	535,564		482,573
Net income attributable to the company	31,007	[2]	29,392		22,779
Fortress [Member]
Subsidiary Or Equity Method Investee [Line Items]
Total assets	184,650	[3]	172,677	[3]
Total liabilities	96,312	[3]	95,396	[3]
Net revenues	73,306	[3]	89,710	[3]	57,602	[3]
Non-interest expenses	166,006	[3]	154,161	[3]	144,868	[3]
Net income attributable to the company	¥ (36,994)	[3]	¥ (24,400)	[3]	¥ (23,651)	[3]

[1]	NLB’s assets and liabilities are not included because it is no longer an affiliated company of Nomura as of March 31, 2012.
[2]	For NLB, financial information while it was an affiliated company of Nomura is included.
[3]	Financial information for Fortress is as of its fiscal years ended December 31, 2009, 2010 and 2011, respectively. Nomura recognizes its share of Fortress’s earnings on a three-month lag.